Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenues
Total revenues	$ 203,086	$ 159,378
Operating cost and expenses
Integrated service cost	(107,621)	(87,854)
Promotional service expenses	(71,135)	(49,563)
Selling expenses	(10,199)	(12,793)
General and administrative expenses	(40,537)	(4,020)
Research and development expenses	(32,205)	(4,020)
Total operating costs and expenses	(261,697)	(158,250)
Operating profit/(loss)	(58,611)	1,128
Other income/(expenses)
Financial expenses, net	(2,302)	(1,915)
Investment income	306	323
Other income, net	734	2,450
Total other income/(loss), net	(1,262)	858
Income/(Loss) before income tax expense	(59,873)	1,986
Income tax expense	(267)	(850)
Net income/(loss)	(60,140)	1,136
Less: Net income attributable to non-controlling interests	2,443	4,515
Net loss attributable to the Company’s ordinary shareholders	$ (62,583)	$ (3,379)
Net loss per ordinary share
Basic (in Dollars per share)	$ (0.67)	$ (0.04)
Weighted average shares outstanding used in calculating basic and diluted loss per share
Basic (in Shares)	93,663,300	81,374,609
Other comprehensive loss
Foreign currency translation difference	$ (1,195)	$ (2,614)
Total other comprehensive loss	(1,195)	(2,614)
Total comprehensive loss	(61,335)	(1,478)
Less: total comprehensive income attributable to non-controlling interest	1,164	2,068
Total comprehensive loss attributable to the SUNCAR TECHNOLOGY GROUP INC’s shareholders	(62,499)	(3,546)
Auto Service [Member]
Revenues
Revenues	107,451	98,813
Auto EInsurance Service [Member]
Revenues
Revenues	73,747	47,710
Technology Service [Member]
Revenues
Revenues	$ 21,888	$ 12,855